Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 7,948	$ 6,332
Non-interest income	8,791	7,153
Total revenue	16,739	13,485
Provision for credit losses	1,050	813
Non-interest expense	9,256	8,324
Income (loss) before income taxes	6,433	4,348
Income taxes (recoveries)	1,302	766
Net income	5,131	3,582
Non-interest expense includes:
Depreciation and amortization	758	672
Total assets	2,191,026		$ 2,171,582
Total liabilities	2,057,763		2,044,390
Operating segments [member] | Personal Banking [Member]
Disclosure of operating segments [line items]
Net interest income	3,505	2,854
Non-interest income	1,306	1,177
Total revenue	4,811	4,031
Provision for credit losses	488	464
Non-interest expense	2,015	1,724
Income (loss) before income taxes	2,308	1,843
Income taxes (recoveries)	630	490
Net income	1,678	1,353
Non-interest expense includes:
Depreciation and amortization	274	235
Total assets	558,197		555,029
Total liabilities	558,163		554,970
Operating segments [member] | Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income	1,796	1,282
Non-interest income	331	331
Total revenue	2,127	1,613
Provision for credit losses	339	170
Non-interest expense	710	542
Income (loss) before income taxes	1,078	901
Income taxes (recoveries)	301	251
Net income	777	650
Non-interest expense includes:
Depreciation and amortization	26
Total assets	190,602		187,142
Total liabilities	190,594		187,135
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,394	1,230
Non-interest income	4,174	3,457
Total revenue	5,568	4,687
Provision for credit losses	81	11
Non-interest expense	4,204	3,841
Income (loss) before income taxes	1,283	835
Income taxes (recoveries)	303	171
Net income	980	664
Non-interest expense includes:
Depreciation and amortization	317	311
Total assets	188,607		184,503
Total liabilities	186,977		183,055
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	406	363
Total revenue	406	363
Provision for credit losses		1
Non-interest expense	87	71
Income (loss) before income taxes	319	291
Income taxes (recoveries)	47	71
Net income	272	220
Non-interest expense includes:
Depreciation and amortization	(2)	4
Total assets	30,780		29,288
Total liabilities	30,663		29,158
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	918	661
Non-interest income	2,838	2,290
Total revenue	3,756	2,951
Provision for credit losses	142	167
Non-interest expense	2,041	1,642
Income (loss) before income taxes	1,573	1,142
Income taxes (recoveries)	141	(12)
Net income	1,432	1,154
Non-interest expense includes:
Depreciation and amortization	144	124
Total assets	1,129,747		1,127,661
Total liabilities	1,129,705		1,127,564
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	335	305
Non-interest income	(264)	(465)
Total revenue	71	(160)
Non-interest expense	199	504
Income (loss) before income taxes	(128)	(664)
Income taxes (recoveries)	(120)	(205)
Net income	(8)	(459)
Non-interest expense includes:
Depreciation and amortization	(1)	$ (2)
Total assets	93,093		87,959
Total liabilities	$ (38,339)		$ (37,492)